Revenue - Summary of Revenue Disaggregated by Major Product Type and by Business Unit (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 17,316	$ 12,766
Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	17,971	13,277
Intra-segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(655)	(511)
Copper
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,381	3,452
Copper | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,381	3,452
Copper | Intra-segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Zinc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,526	3,063
Zinc | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,181	3,574
Zinc | Intra-segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(655)	(511)
Steelmaking Coal
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10,409	6,251
Steelmaking Coal | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10,409	6,251
Steelmaking Coal | Intra-segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Copper | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,925	3,066
Copper | Copper | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,925	3,066
Copper | Zinc | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Copper | Steelmaking Coal | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Zinc | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,432	2,622
Zinc | Copper | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	331	286
Zinc | Zinc | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,101	2,336
Zinc | Steelmaking Coal | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Steelmaking coal | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10,409	6,251
Steelmaking coal | Copper | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Steelmaking coal | Zinc | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Steelmaking coal | Steelmaking Coal | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10,409	6,251
Silver | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	381	495
Silver | Copper | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	40	41
Silver | Zinc | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	341	454
Silver | Steelmaking Coal | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Lead | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	348	445
Lead | Copper | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4	6
Lead | Zinc | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	344	439
Lead | Steelmaking Coal | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Other | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	476	398
Other | Copper | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	81	53
Other | Zinc | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	395	345
Other | Steelmaking Coal | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 0	$ 0